Derivative Instruments And Hedging Activities	12 Months Ended
May. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments And Hedging Activities
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
We use financial and commodities derivatives to manage interest rate, equity-based compensation and commodities pricing and foreign currency exchange rate risks inherent in our business operations. By using these instruments, we expose ourselves, from time to time, to credit risk and market risk. Credit risk is the failure of the counterparty to perform under the terms of the derivative contract. When the fair value of a derivative contract is positive, the counterparty owes us, which creates credit risk for us. We minimize this credit risk by entering into transactions with high-quality counterparties. We currently do not have any provisions in our agreements with counterparties that would require either party to hold or post collateral in the event that the market value of the related derivative instrument exceeds a certain limit. As such, the maximum amount of loss due to counterparty credit risk we would incur at May 31, 2015, if counterparties to the derivative instruments failed completely to perform, would approximate the values of derivative instruments currently recognized as assets on our consolidated balance sheet. Market risk is the adverse effect on the value of a financial instrument that results from a change in interest rates, commodity prices, or the market price of our common stock. We minimize this market risk by establishing and monitoring parameters that limit the types and degree of market risk that may be undertaken.
We are currently party to interest-rate swap agreements with $200.0 million of notional value to limit the risk of changes in fair value of $100.0 million of the $121.9 million 4.500 percent senior notes due October 2021 and $100.0 million of the $500.0 million 6.200 percent senior notes due October 2017. The swap agreements effectively swap the fixed-rate obligations for floating-rate obligations, thereby mitigating changes in fair value of the related debt prior to maturity. The swap agreements were designated as fair value hedges of the related debt and met the requirements to be accounted for under the short-cut method, resulting in no ineffectiveness in the hedging relationship. During fiscal 2015, 2014 and 2013, $3.6 million, $2.9 million and $3.0 million, respectively, was recorded as a reduction to interest expense related to net swap settlements.
We enter into equity forward contracts to hedge the risk of changes in future cash flows associated with the unvested, unrecognized Darden stock units. The equity forward contracts will be settled at the end of the vesting periods of their underlying Darden stock units, which range between four and five years. The contracts were initially designated as cash flow hedges to the extent the Darden stock units are unvested and, therefore, unrecognized as a liability in our financial statements. As of May 31, 2015, we were party to equity forward contracts that were indexed to 0.8 million shares of our common stock, at varying forward rates between $41.46 per share and $52.66 per share, extending through August 2018. The forward contracts can only be net settled in cash. As the Darden stock units vest, we will de-designate that portion of the equity forward contract that no longer qualifies for hedge accounting and changes in fair value associated with that portion of the equity forward contract will be recognized in current earnings. We periodically incur interest on the notional value of the contracts and receive dividends on the underlying shares. These amounts are recognized currently in earnings as they are incurred or received.
We entered into equity forward contracts to hedge the risk of changes in future cash flows associated with recognized, cash-settled performance stock units and employee-directed investments in Darden stock within the non-qualified deferred compensation plan. The equity forward contracts are indexed to 0.2 million shares of our common stock at forward rates between $46.17 and $51.95 per share, can only be net settled in cash and expire between fiscal 2016 and 2019. We did not elect hedge accounting with the expectation that changes in the fair value of the equity forward contracts would offset changes in the fair value of the performance stock units and Darden stock investments in the non-qualified deferred compensation plan within general and administrative expenses in our consolidated statements of earnings.

The notional and fair values of our derivative contracts are as follows:

(in millions)	Notional Values		Balance Sheet Location	Fair Values
				Derivative Assets		Derivative Liabilities
	May 31, 2015	May 25, 2014		May 31, 2015	May 25, 2014	May 31, 2015	May 25, 2014
Derivative contracts designated as hedging instruments
Commodity contracts	$—	$0.9	(1)	$—	$—	$—	$—
Equity forwards	11.4	20.6	(1)	0.4	—	—	(0.5)
Interest rate related	200.0	200.0	(1)	3.6	1.6	—	—
Foreign currency forwards	—	0.3	(1)	—	0.1	—	—
				$4.0	$1.7	$—	$(0.5)
Derivative contracts not designated as hedging instruments
Commodity contracts	$—	$—	(1)	$—	$—	$—	$—
Equity forwards	51.7	47.4	(1)	1.3	—	—	(1.2)
				$1.3	$—	$—	$(1.2)
Total derivative contracts				$5.3	$1.7	$—	$(1.7)

(1)	Derivative assets and liabilities are included in receivables, net, prepaid expenses and other current assets, and other current liabilities, as applicable, on our consolidated balance sheets.
The effects of derivative instruments in cash flow hedging relationships in the consolidated statements of earnings are as follows:

(in millions)	Amount of Gain (Loss) Recognized in AOCI (Effective Portion)			Location of Gain (Loss) Reclassified from AOCI to Earnings	Amount of Gain (Loss) Reclassified from AOCI to Earnings (Effective Portion)			Location of Gain (Loss) Recognized in Earnings (Ineffective Portion)	(1) Amount of Gain (Loss) Recognized in Earnings (Ineffective Portion)
	Fiscal Year				Fiscal Year				Fiscal Year
	2015	2014	2013		2015	2014	2013		2015	2014	2013
Commodity	$—	$0.6	$0.7	(2)	$—	$0.4	$0.4	(2)	$—	$—	$—
Equity	2.1	(3.5)	(2.8)	(3)	(1.0)	(0.8)	0.2	(3)	1.1	1.4	1.1
Interest rate	—	—	(10.1)	Interest, net	(45.7)	(10.3)	(8.3)	Interest, net	—	—	—
Foreign currency	—	0.5	(0.5)	(4)	—	1.0	—	(4)	—	—	—
	$2.1	$(2.4)	$(12.7)		$(46.7)	$(9.7)	$(7.7)		$1.1	$1.4	$1.1

(1)
Generally, all of our derivative instruments designated as cash flow hedges have some level of ineffectiveness, which is recognized currently in earnings. However, as these amounts are generally nominal and our consolidated financial statements are presented “in millions,” these amounts may appear as zero in this tabular presentation.

(2)
Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is food and beverage costs and restaurant expenses.

(3)
Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is restaurant labor expenses and general and administrative expenses.

(4)
Location of the gain (loss) reclassified from AOCI to earnings as well as the gain (loss) recognized in earnings for the ineffective portion of the hedge is food and beverage costs and general and administrative expenses.

The effects of derivative instruments in fair value hedging relationships in the consolidated statements of earnings are as follows:

(in millions)	Amount of Gain (Loss) Recognized in Earnings on Derivatives			Location of Gain (Loss) Recognized in Earnings on Derivatives	Hedged Item in Fair Value Hedge Relationship	Amount of Gain (Loss) Recognized in Earnings on Related Hedged Item			Location of Gain (Loss) Recognized in Earnings on Related Hedged Item
	Fiscal Year					Fiscal Year
	2015	2014	2013			2015	2014	2013
Interest rate	$2.0	$(0.3)	$(1.3)	Interest, net	Debt	$(2.0)	$0.3	$1.3	Interest, net

The effects of derivatives not designated as hedging instruments in the consolidated statements of earnings are as follows:

(in millions)	Location of Gain (Loss) Recognized in Earnings	Amount of Gain (Loss) Recognized in Earnings
		Fiscal Year
		2015	2014	2013
Commodity contracts	Food and beverage costs and restaurant expenses	$—	$—	$(0.1)
Equity forwards	Restaurant labor expenses	4.0	(0.5)	1.6
Equity forwards	General and administrative expenses	9.2	(1.3)	1.4
		$13.2	$(1.8)	$2.9

Based on the fair value of our derivative instruments designated as cash flow hedges as of May 31, 2015, we expect to reclassify $4.9 million of net losses on derivative instruments from accumulated other comprehensive income (loss) to earnings during the next 12 months based on the maturity of equity forwards and the amortization of deferred losses on settled interest-rate related instruments. However, the amounts ultimately realized in earnings will be dependent on the fair value of the contracts on the settlement dates.